SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)				6 Months Ended
	Jun. 06, 2025	May 30, 2025	Feb. 14, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 23, 2024
Class of Stock [Line Items]
Aggregate gross proceeds				$ 9,176,098
S T Meng Pte. Ltd. [Member]
Class of Stock [Line Items]
Equity interest				21.00%
Common Class A [Member]
Class of Stock [Line Items]
Shares issued			15,000
Price per share			$ 0.0125				$ 1
Ordinary shares, shares issued				49,277,974		7,707,676
Ordinary shares, shares outstanding				49,277,974		7,707,676
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Price per share				$ 0.229
Number of new stock issued	4,774,235	35,296,063
Aggregate gross proceeds				$ 9,176,098
Common Class A [Member] | S T Meng Pte. Ltd. [Member]
Class of Stock [Line Items]
Equity interest			21.00%
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued				285,715		285,715
Ordinary shares, shares outstanding				285,715		285,715